LONG-TERM INCENTIVE COMPENSATION (Details 3) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Performance Units (PUs)
Number of awards
Unvested at January 3, 2015	689.9
Granted at target	164.5
Adjustment for above-target performance	23.1
Vested	(355.0)
Forfeited/cancelled	(75.4)
Unvested at January 2, 2016	447.1	689.9
Fair value	$ 12.2		$ 9.8
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 40.16
Weighted-average grant-date fair value, granted at target	51.37	$ 47.85	$ 52.93
Weighted-average grant-date fair value, Adjustment for above-target performance	34.43
Weighted-average grant-date fair value, vested	34.36
Weighted-average grant-date fair value, forfeited/Cancelled	45.52
Weighted-average grant-date fair value unvested, ending balance	$ 47.63	$ 40.16
Market-leveraged stock units (MSUs)
Number of awards
Unvested at January 3, 2015	551.8
Granted at target	329.4
Adjustment for above-target performance	47.6
Vested	(195.4)
Forfeited/cancelled	(127.3)
Unvested at January 2, 2016	606.1	551.8
Fair value	$ 9.8	$ 5.6
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 52.18
Weighted-average grant-date fair value, granted at target	56.46	$ 52.76	$ 51.40
Weighted-average grant-date fair value, Adjustment for above-target performance	51.58
Weighted-average grant-date fair value, vested	50.15
Weighted-average grant-date fair value, forfeited/Cancelled	54.28
Weighted-average grant-date fair value unvested, ending balance	$ 55.04	$ 52.18
Restricted Stock Units (RSUs)
Number of awards
Unvested at January 3, 2015	388.0
Granted at target	128.3
Vested	(243.7)
Forfeited/cancelled	(58.0)
Unvested at January 2, 2016	214.6	388.0
Fair value	$ 8.4	$ 9.5	$ 15.9
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 32.70
Weighted-average grant-date fair value, granted at target	53.29	$ 45.91	$ 38.72
Weighted-average grant-date fair value, vested	34.37
Weighted-average grant-date fair value, forfeited/Cancelled	40.79
Weighted-average grant-date fair value unvested, ending balance	$ 40.96	$ 32.70